UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21226

Investment Company Act File Number

Eaton Vance Ohio Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Bond Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.3%
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	$700	$795,291
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	640	713,670

		$1,508,961

Education — 14.7%
Miami University, 5.00%, 9/1/41	$500	$579,625
Ohio Higher Educational Facility Commission, (Denison University), 5.00%, 11/1/42	850	986,765
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	200	217,250
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	571,925
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/42	500	579,405
Ohio State University, 5.00%, 12/1/30	455	569,951
University of Cincinnati, 5.00%, 6/1/45(1)	1,500	1,733,415

		$5,238,336

Electric Utilities — 4.0%
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	$615	$643,302
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	180	206,584
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	573,260

		$1,423,146

Escrowed/Prerefunded — 12.5%
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	$900	$967,725
Canton Local School District, (School Facilities Construction and Improvement), Prerefunded to 5/1/21, 5.00%, 11/1/43	1,000	1,142,720
Franklin County, Prerefunded to 12/1/17, 5.00%, 12/1/27	500	508,795
Hamilton County, Sewer System, Prerefunded to 12/1/17, 5.00%, 12/1/32	250	254,352
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	105	116,799
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	290	326,958
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 6/1/30	1,040	1,137,833

		$4,455,182

General Obligations — 3.7%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$270	$308,254
Lakewood City School District, 5.00%, 11/1/39	400	456,952
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	500	552,635

		$1,317,841

Hospital — 15.3%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$865	$951,128
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	440	489,315

Security	Principal Amount (000’s omitted)	Value
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	$250	$286,358
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	260	266,695
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	542,745
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	815,626
Montgomery County, (Kettering Health Network Obligated Group), 4.00%, 8/1/47	500	512,180
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	552,105
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	170	183,559
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	642,269
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	185,561

		$5,427,541

Insured-Education — 0.2%
Kent State University, (AGC), 5.00%, 5/1/26	$80	$85,332

		$85,332

Insured-Electric Utilities — 18.7%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$40	$40,984
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,750	2,016,300
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	1,000	426,650
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	3,834,650
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	329,989

		$6,648,573

Insured-Escrowed/Prerefunded — 27.7%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$660	$677,985
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	920	987,592
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	330	354,245
Miami University, (AGM), (AMBAC), Prerefunded to 9/1/17, 3.25%, 9/1/26	2,000	2,008,120
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,000	1,060,740
Ohio University, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/33	500	518,700
Olentangy, Local School District, (AGC), Prerefunded to 6/1/18, 5.00%, 12/1/36	1,400	1,452,626
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	150	155,625
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	529,171
University of Akron, Series 2008B, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	360	367,463
University of Akron, Series 2008B, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	640	653,165
Youngstown State University, (AGC), Prerefunded to 6/15/19, 5.50%, 12/15/33	1,000	1,085,730

		$9,851,162

Insured-General Obligations — 14.3%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$445	$489,665
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	500	637,690
Plain School District, (NPFG), 0.00%, 12/1/27	2,400	1,871,616
Wapakoneta City School District, (AGM), Prerefunded to 6/1/18, 4.75%, 12/1/35	2,000	2,070,620

		$5,069,591

Insured-Hospital — 5.1%
Lorain County, (Catholic Healthcare Partners), (AGM), 5.00%, 2/1/29(1)	$1,760	$1,804,000

		$1,804,000

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 11.7%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$1,071,148
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	3,049,280
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	250	49,663

		$4,170,091

Insured-Transportation — 4.4%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$531,235
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	500	548,475
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	479,769

		$1,559,479

Insured-Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$535	$547,252

		$547,252

Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$394,842

		$394,842

Senior Living/Life Care — 4.0%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$525	$565,866
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	403,515
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	190	210,079
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	253,662

		$1,433,122

Special Tax Revenue — 1.6%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$500	$568,540

		$568,540

Transportation — 3.4%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$310	$111,095
Ohio Turnpike Commission, 5.00%, 2/15/31	1,000	1,085,670

		$1,196,765

Water and Sewer — 5.5%
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)	$1,000	$1,050,170
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	567,890
Toledo, Sewerage System Revenue, 5.00%, 11/15/28	300	344,508

		$1,962,568

Total Tax-Exempt Investments — 153.7% (identified cost $49,099,324)		$54,662,324

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (6.3)%		$(2,250,429)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (41.3)%		$(14,672,693)

Other Assets, Less Liabilities — (6.1)%		$(2,172,462)

Net Assets Applicable to Common Shares — 100.0%		$35,566,740

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 54.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 18.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open financial instruments at June 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,459,933

Gross unrealized appreciation	$5,938,932
Gross unrealized depreciation	(56,541)

Net unrealized appreciation	$5,882,391

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$54,662,324	$—	$54,662,324
Total Investments	$—	$54,662,324	$—	$54,662,324

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017